Earnings per share	3 Months Ended
Jan. 31, 2019
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Earnings per share
Note 10 Earnings per share

	For the three months ended
(Millions of Canadian dollars, except share and per share amounts)	January 31 2019	January 31 2018
Basic earnings per share
Net income	$3,172	$3,012
Preferred share dividends	(74)	(72)
Net income attributable to non-controlling interest	(2)	(11)
Net income available to common shareholders	3,096	2,929
Weighted average number of common shares (in thousands)	1,437,074	1,451,781
Basic earnings per share (in dollars)	$2.15	$2.02
Diluted earnings per share
Net income available to common shareholders	$3,096	$2,929
Dilutive impact of exchangeable shares	4	4
Net income available to common shareholders including dilutive impact of exchangeable shares	3,100	2,933
Weighted average number of common shares (in thousands)	1,437,074	1,451,781
Stock options (1)	2,033	3,069
Issuable under other share-based compensation plans	737	751
Exchangeable shares (2)	3,351	3,113
Average number of diluted common shares (in thousands)	1,443,195	1,458,714
Diluted earnings per share (in dollars)	$2.15	$2.01

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2019, 1,364,706 outstanding options with an average price of $99.73 were excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2018, no outstanding options were excluded from the calculation of diluted earnings per share.
(2)	Includes exchangeable preferred shares.